UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2017

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 67.2%
Computer & Electronic Products: 6.5%
525,100	Cypress Semiconductor Corp.	$8,406,851
125,350	Western Digital Corp.	9,885,101
		18,291,952
Credit Intermediation: 16.5%
134,750	Euronet Worldwide, Inc. [1]	12,309,412
366,805	Financial Engines, Inc.	10,233,860
753,704	Kearny Financial Corp. [4]	11,154,819
117,410	Visa, Inc. - Class A	13,219,192
		46,917,283
Electrical Equipment & Appliance Manufacturing: 7.6%
868,856	Axon Enterprise, Inc. [1,2,3,4]	21,617,137

Furniture Manufacturing: 3.5%
207,916	Leggett & Platt, Inc.	10,029,868

Health Care Equipment Manufacturing: 3.9%
121,960	STERIS PLC	10,971,522

Machinery: 1.5%
482,800	3D Systems Corp. [1,2]	4,263,124

Merchant Wholesalers & Durable Goods: 7.5%
53,191	Acuity Brands, Inc.	9,118,001
305,900	LKQ Corp. [1]	12,058,578
		21,176,579
Oil & Gas Extraction: 3.1%
207,700	Apache Corp.	8,688,091

Professional, Scientific & Technical Services: 6.6%
293,546	2U, Inc. [1]	18,816,299

Rail Transportation: 2.9%
104,000	Genesee & Wyoming, Inc. - Class A [1]	8,197,280

Real Estate: 3.7%
85,552	The Howard Hughes Corp. [1]	10,608,448

Sporting & Recreation Goods: 3.9%
87,697	Pool Corp.	11,018,251

TOTAL COMMON STOCKS
(Cost $166,956,596)		190,595,834

Principal Amount
CORPORATE BONDS: 27.0%
Air Transportation: 0.5%
	PHI, Inc.,
	5.250%,
$ 1,552,000	3/15/19	1,544,240
Commercial Finance: 0.2%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	501,324

Computer & Electronic Products: 1.3%
	Hewlett-Packard Co.,
	3.750%,
321,000	12/1/20	330,573
	Texas Instruments, Inc.,
	1.000%,
3,250,000	5/1/18	3,242,620
		3,573,193
Credit Intermediation: 4.1%
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,607,901
	Royal Bank of Canada,
	1.500%,
2,000,000	1/16/18	1,999,860
		11,607,761
Food Manufacturing: 4.7%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	5,995,717
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/1/22 [2]	6,636,209
	Kraft Heinz Food Co.,
	5.375%,
523,000	2/10/20	555,827
		13,187,753
Furniture Manufacturing: 0.3%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	971,194

Motion Picture & Entertainment: 1.5%
	Viacom, Inc.,
	3.250%,
4,395,000	3/15/23	4,270,296
Oil & Gas: 3.8%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,632,279

Oil & Gas Extraction: 1.8%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23 [2]	5,092,500

Professional, Scientific & Technical Services: 1.7%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	4,950,868

Publishing Industries: 3.6%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,297,100

Securities & Financial Services: 0.1%
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	261,434

Telecommunications: 1.1%
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,185,601
	4.375%,
1,000,000	3/16/21	1,061,055
		3,246,656
Utilities: 2.3%
	Southern Co.,
	2.450%,
6,600,000	9/1/18	6,623,705

TOTAL CORPORATE BONDS
(Cost $76,607,669)		76,760,303

Shares	Value
SHORT-TERM INVESTMENTS: 5.9%
Money Market Funds: 5.9%
16,628,978	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.980% [5]	16,628,978

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,628,978)		16,628,978

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 11.4%
Money Market Funds: 11.4%
32,342,518	First American Government Obligations Fund - Class Z, 0.950% [5]	32,342,518

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost 32,342,518)		32,342,518

TOTAL INVESTMENTS IN SECURITIES: 111.5%
(Cost $292,535,761)		316,327,633
Liabilities in Excess of Other Assets: (11.5)%		(32,499,054)
TOTAL NET ASSETS: 100.0%		$283,828,579

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of November 30, 2017. Total loaned securities had a value of $31,049,429 or 10.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	Affiliated company as defined by the Investment Company Act of 1940.

	Share/Par Balance at November 30, 2017	Value at August 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at November 30, 2017	Dividend Income and Interest
Axon Enterprises, Inc.	868,856	$18,862,864	-	-	$-	$2,754,273	$21,617,137	$-
Luminex Corp.	-	2,082,943	14,476	2,232,244	332,219	(197,394)	-	6,465
Total					$332,219	$2,556,879	$21,617,137	$6,465

[4]	A portion of this security is considered illiquid. As of November 30, 2017, the value of illiquid securities was $32,771,956 or 11.5% of net assets.
[5]	Seven-day yield as of November 30, 2017.

The Villere Balanced Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of November 30, 2017 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$ 32,342,518	$ -	$ 32,342,518	$ 32,342,518	$ -	$ -

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2017 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$190,595,834	$-	$-	$190,595,834
Corporate Bonds	-	76,760,303	-	76,760,303
Short-Term Investments	16,628,978	-	-	16,628,978
Investments Purchased with Cash Proceeds from Securities Lending	32,342,518	-	-	32,342,518
Total Investments in Securities	$239,567,330	$76,760,303	$-	$316,327,633

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of the period end.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 85.4%
Computer & Electronic Products: 8.6%
94,800	Cypress Semiconductor Corp.	$1,517,748
21,850	Western Digital Corp.	1,723,091
		3,240,839
Credit Intermediation: 22.8%
21,700	Euronet Worldwide, Inc. [1]	1,982,295
57,050	Financial Engines, Inc.	1,591,695
53,700	First Hawaiian, Inc.	1,571,799
94,900	Kearny Financial Corp. [4]	1,404,520
18,580	Visa, Inc. - Class A	2,091,922
		8,642,231
Electrical Equipment & Appliance Manufacturing: 5.6%
85,500	Axon Enterprise, Inc. [1,2,3,4]	2,127,240

Furniture Manufacturing: 3.8%
29,700	Leggett & Platt, Inc.	1,432,728

Health Care Equipment Manufacturing: 5.2%
21,850	STERIS PLC	1,965,626

Machinery: 2.7%
116,016	3D Systems Corp. [1,2]	1,024,421

Merchant Wholesalers & Durable Goods: 9.8%
9,220	Acuity Brands, Inc.	1,580,492
54,100	LKQ Corp. [1]	2,132,622
		3,713,114
Oil & Gas Extraction: 3.6%
32,650	Apache Corp.	1,365,750

Professional, Scientific & Technical Services: 7.8%
29,250	2U, Inc. [1]	1,874,925
14,100	Ebix, Inc. [2]	1,089,930
		2,964,855
Rail Transportation: 5.6%
27,000	Genesee & Wyoming, Inc. - Class A [1]	2,128,140

Real Estate: 4.7%
14,230	The Howard Hughes Corp. [1]	1,764,520

Sporting & Recreation Goods: 5.2%
15,550	Pool Corp.	1,953,702

TOTAL COMMON STOCKS
(Cost $28,884,410)		32,323,166

SHORT-TERM INVESTMENTS: 14.8%
Money Market Funds: 14.8%
5,605,188	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.980% [5]	5,605,188

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,605,188)		5,605,188

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 10.8%
Money Market Funds: 10.8%
4,100,874	First American Government Obligations Fund, Class Z, 0.950% [5]	4,100,874

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost 4,100,874)		4,100,874

TOTAL INVESTMENTS IN SECURITIES: 111.0%
(Cost $38,590,472)		42,029,228
Liabilities in Excess of Other Assets: (11.0)%		(4,151,596)
TOTAL NET ASSETS: 100.0%		$37,877,632

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of November 30, 2017. Total loaned securities had a value of $3,950,494 or 10.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	Affiliated company as defined by the Investment Company Act of 1940.

	Share/Par Balance at November 30, 2017	Value at August 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at November 30, 2017	Dividend Income and Interest
Axon Enterprises, Inc.	85,500	$1,856,205	-	-	$-	$271,035	$2,127,240	$-
Luminex Corp.	-	1,501,941	-	1,660,539	171,955	(13,358)	-	4,662
Total					$171,955	$257,677	$2,127,240	$4,662

[4]	A portion of this security is considered illiquid. As of November 30, 2017, the value of illiquid securities was $3,531,760 or 9.3% of net assets.
[5]	Seven-day yield as of November 30, 2017.

The Villere Equity Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of November 30, 2017 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$ 4,100,874	$ -	$ 4,100,874	$ 4,100,874	$ -	$ -

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2017 (Unaudited)

The Villere Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,323,166	$-	$-	$32,323,166
Short-Term Investments	5,605,188	-	-	5,605,188
Investments Purchased with Cash Proceeds from Securities Lending	4,100,874	-	-	4,100,874
Total Investments in Securities	$42,029,228	$-	$-	$42,029,228

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of the period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President / Principal Executive Officer

Date                                                January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President / Principal Executive Officer

Date                                                January 23, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date                                                January 26, 2018

* Print the name and title of each signing officer under his or her signature.